Income Tax (Details) - Schedule of composition of income tax expenses ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Current tax expenses
Expenses for the current year	₪ 401		₪ 311	₪ 438
Adjustments for prior years	(11)		(24)	54
Total current tax expenses	390		287	492
Deferred tax expenses (income)
Adjustments for prior years according to an assessment agreement				(54)
Derecognition of previously recognized deductible temporary differences	1,259
Reversal of temporary differences according to an assessment agreement				21
Creation and reversal of temporary differences	(176)		(346)	(112)
Total deferred tax expenses	1,083		(346)	(145)
Income tax expense	₪ 1,473	$ 426	₪ (59)	₪ 347